Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment reporting [Abstract]
Information for Operating Segments
There are no changes in the measuring methods used to calculate the earnings reported for each segment. The information for each operating segment is as follow:

	Specialized maritime division	Logistics division	Ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated

December 31, 2020
Revenue	$751,225	$243,825	$69,189	$139,042	$-	$1,203,281
Costs and expenses	(634,919)	(217,699)	(74,521)	(110,309)	-	(1,037,448)
Corporate expenses	-	-	-	-	(96,345)	(96,345)
Depreciation and amortization	(41,764)	(22,571)	(15,423)	(45,261)	(16,032)	(141,051)
Transportation profit (loss)	$74,542	$3,555	$(20,755)	$(16,528)	$(112,377)	$(71,563)
Costs, expenses and revenue not allocated						(331,593)
Net profit for the year						$(403,156)

Total assets by operating segment	$1,060,473	$250,188	$1,664,819	$539,521	$-	$3,515,001
Shared assets	-	-	-	-	515,546	515,546
Total assets	$1,060,473	$250,188	$1,664,819	$539,521	$515,546	$4,030,547

Total liabilities by operating segment	$363,098	$141,723	$498,233	$345,091	$-	$1,348,145
Shared liabilities	-	-	-	-	434,994	434,994
Total liabilities	$363,098	$141,723	$498,233	$345,091	$434,994	$1,783,139

Total capital expenditures by segment	$7,608	$33	$5,137	$4,086	$-	$16,864
Shared capital expenditures	-	-	-	-	11,511	11,511
Total capital expenditures	$7,608	$33	$5,137	$4,086	$11,511	$28,375
December 31, 2019
Revenue	$868,505	$265,472	$169,839	$171,867	$-	$1,475,683
Costs and expenses	(652,157)	(232,386)	(122,882)	(132,792)	-	(1,140,217)
Corporate expenses	-	-	-	-	(173,726)	(173,726)
Depreciation and amortization	(66,306)	(19,474)	(15,186)	(41,516)	(40,398)	(182,880)
Transportation profit (loss)	$150,042	$13,612	$31,771	$(2,441)	$(214,124)	$(21,140)
Costs, expenses and revenue not allocated						52,432
Net profit for the year						$31,292

Total assets by operating segment	$1,285,751	$266,079	$1,763,135	$386,418	$-	$3,701,383
Shared assets	-	-	-	-	862,392	862,392
Total assets	$1,285,751	$266,079	$1,763,135	$386,418	$862,392	$4,563,775

Total liabilities by operating segment	$431,893	$158,203	$567,030	$173,616	$-	$1,330,742
Shared liabilities	-	-	-	-	810,241	810,241
Total liabilities	$431,893	$158,203	$567,030	$173,616	$810,241	$2,140,983

Total capital expenditures by segment	$12,048	$598	$24,086	$494	$-	$37,226
Shared capital expenditures	-	-	-	-	11,055	11,055
Total capital expenditures	$12,048	$598	$24,086	$494	$11,055	$48,281

	Specialized maritime division	Logistics division	Ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated
December 31, 2018
Revenue	$909,455	$286,649	$165,971	$160,991	$-	$1,523,066
Costs and expenses	(727,535)	(248,364)	(106,993)	(165,388)	(473)	(1,248,753)
Corporate expenses	-	-	-	-	(198,404)	(198,404)
Depreciation and amortization	(59,451)	(2,772)	(9,616)	(1,305)	(7,133)	(80,277)
Transportation profit (loss)	$122,469	$35,513	$49,362	$(5,702)	$(206,010)	$(4,368)
Costs, expenses and revenue not allocated						27,917
Net profit for the year						$23,549

Total assets by operating segment	$1,820,844	$240,024	$866,849	$294,326	$-	$3,222,043
Shared assets	-	-	-	-	559,041	559,041
Total assets	$1,820,844	$240,024	$866,849	$294,326	$559,041	$3,781,084

Total liabilities by operating segment	$887,042	$159,956	$280,473	$66,583	$-	$1,394,054
Shared liabilities	-	-	-	-	262,772	262,772
Total liabilities	$887,042	$159,956	$280,473	$66,583	$262,772	$1,656,826

Total capital expenditures by segment	$42,745	$592	$13,176	$582	$-	$57,095
Shared capital expenditures	-	-	-	-	29,188	29,188
Total capital expenditures	$42,745	$592	$13,176	$582	$29,188	$86,283